SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Summary of Changes in Stock Option Activity
A summary of employee option activity under the Company's stock option plans as of December 31, 2019 and changes during the year ended December 31, 2019 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2019	889,118	4.865	51.25	-
Granted	124,000	4.400
Exercised	(104,346)	4.841
Forfeited	(48,226)	4.984

Outstanding at December 31, 2019	860,546	4.794	49.43	-

Exercisable at December 31, 2019	168,547	4.295	21.3	-

Schedule of Stock Options Outstanding
The options outstanding as of December 31, 2019 are follows:

Number of options outstanding as of December 31, 2019	Exercise price	Weighted average remaining contractual life	Number of options exercisable as of December 31, 2019
		(In months)

118,546	4.15	19.79	118,546
24,000	4.40	17.23	24,000
39,000	4.86	31.95	26,001
74,000	4.18	69.09	0
91,000	4.31	59.92	0
30,000	4.51	60.12	0
20,000	5.05	66.05	0
440,000	5.15	53.78	0
24,000	5.61	49.23	0

860,546		49.43	168,547